Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues		$ 128,932,647	$ 148,999,819	$ 145,256,256
Cost of revenue
Cost of revenue		(117,128,178)	(111,990,554)	(112,718,709)
Gross profit		11,804,469	37,009,265	32,537,547
Operating expenses
Selling and marketing expenses		(14,147,579)	(17,144,161)	(18,283,260)
General and administrative expenses		(6,482,338)	(6,544,083)	(4,111,399)
Total operating expenses		(20,629,917)	(23,688,244)	(22,394,659)
(Loss) income from operations		(8,825,448)	13,321,021	10,142,888
Other income (expenses), net
Interest expenses, net		(403,172)	(842,246)	(612,554)
Other income		30,003	55,442	351,347
Foreign currency exchange loss		(393,622)	(843,319)	(508,845)
Total other expenses, net		(766,791)	(1,630,123)	(770,052)
(Loss) income before income taxes		(9,592,239)	11,690,898	9,372,836
Income tax benefits (expenses)		2,172,827	(1,940,852)	(1,469,225)
Net (loss) income		(7,419,412)	9,750,046	7,903,611
Accretion of convertible redeemable preferred shares			(160,000)	(135,781)
Net income attributable to Able View Global Inc’s preferred shareholders			(148,701)	(120,446)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders		(7,419,412)	9,441,345	7,647,384
Net (loss) income		(7,419,412)	9,750,046	7,903,611
Other comprehensive (expenses) income
Foreign currency translation adjustment		(39,452)	39,671	287,598
Comprehensive (loss) income		(7,458,864)	9,789,717	8,191,209
Comprehensive (loss) income attributable to Able View Global Inc’s ordinary shareholders		$ (7,458,864)	$ 9,481,016	$ 7,934,982
(Loss) earnings per share – basic (in Dollars per share)	[1]	$ (0.17)	$ 0.24	$ 0.2
(Loss) earnings per share – diluted (in Dollars per share)	[1]	(0.17)	0.24	0.2
Dividends per share – Basic (in Dollars per share)	[1]			0.43
Dividends per share – Diluted (in Dollars per share) (in Dollars per share)	[1]			$ 0.43
Weighted average shares – basic (in Shares)	[1]	42,564,831	39,454,997	37,732,310
Weighted average shares – diluted (in Shares)	[1]	42,564,831	39,454,997	37,732,310
Third Parties
Revenues
Revenues		$ 126,708,122	$ 148,830,475	$ 143,138,571
Cost of revenue
Cost of revenue		(114,971,293)	(111,840,117)	(110,625,125)
Related Parties
Revenues
Revenues		2,224,525	169,344	2,117,685
Cost of revenue
Cost of revenue		$ (2,156,885)	$ (150,437)	$ (2,093,584)

[1]	Shares and per share data are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)